Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 11,466	$ 1,098	$ 547
Other comprehensive income (loss), net of tax
Net unrealized gain (loss) on securities available for sale	162	(730)	(88)
Net change in unrealized gain (loss) on securities available for sale transferred to securities held to maturity	1	1	(11)
Net change in defined benefit pension items	81	(16)	97
Other comprehensive income (loss), net of tax	244	(745)	(2)
Total comprehensive income	$ 11,710	$ 353	$ 545